STOCK-BASED COMPENSATION (Details) (CAD)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Number of Stock Options
Outstanding, end of period (in shares)	12,535,910
Employee Stock Option Plan
Number of Stock Options
Outstanding, beginning of period (in shares)	11,283,535	10,587,126
Granted (in shares)	3,180,000	2,803,000
Exercised (in shares)	(78,475)	(212,500)
Forfeited (in shares)	(146,500)	(156,500)
Expired (in shares)	(1,702,650)	(1,294,635)
Outstanding, end of period (in shares)	12,535,910	11,726,491
Options exercisable, end of period (in shares)	8,102,660	7,505,295
Weighted Average Exercise Price
Outstanding, weighted average exercise price beginning of period (in Canadian dollars per share)	56.02	56.60
Granted, weighted average exercise price (in Canadian dollars per share)	28.04	52.13
Exercised, weighted average exercise price (in Canadian dollars per share)	28.03	37.06
Forfeited, weighted average exercise price (in Canadian dollars per share)	50.80	61.88
Expired - weighted-average exercise price (in Canadian dollars per share)	62.77	54.44
Outstanding, weighted average exercise price end of period (in Canadian dollars per share)	48.24	56.05
Options exercisable, weighted average exercise price end of period (in Canadian dollars per share)	54.52	59.41